Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Text block 1 [Abstract]
Summary of Provisions

	2024	2023

On January 1	83	100

Additional provisions	45	77

Disposal of a business	(1)	(13)

Unused amounts reversed through the income statement	(2)	(25)

Used during the year	(32)	(54)

Net exchange differences	5	(2)

On December 31	98	83

Current	91	78

Non-current	7	5